CONTRIBUTIONS AND WITHDRAWALS	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Contribution [Line Items]
CONTRIBUTIONS AND WITHDRAWALS	CONTRIBUTIONS AND WITHDRAWALS
Contributions
Participants may contribute up to 50% of their eligible compensation as defined by the Plan document during the plan year on a pre-tax or Roth after-tax basis. As determined by the IRC’s qualified retirement plan limits, the total amount which a participant could elect to contribute to the Plan on a pre-tax or Roth after-tax basis could not exceed $23,500 in 2025 and $23,000 in 2024. However, if a participant reached age 50 by December 31 of that year, they are able to contribute an additional $7,500 in 2025 and 2024 in "catch up" contributions to the Plan on a pre-tax or Roth after-tax basis. Participants could also contribute regular after-tax contributions, up to an aggregate when combined with pre-tax and Roth after-tax contribution of 100% of compensation. Those from age 60 to 63 are eligible to contribute up to $11,250 as "super catch up" contributions in lieu of the $7,500 in 2025.
Effective January 1, 2025, the Plan was amended to include automatic enrollment for newly eligible employees at a deferral rate of 5% of eligible compensation.
Each pay period, matching contributions are made in cash by the Employer Group. Participant contributions are matched at the rate of 100% of the first 3% and 50% of the next 2% of participant pre-tax or Roth after-
tax contributions. Furthermore, all employees, regardless of hire or rehire date, are eligible to receive an additional contribution to the Plan from the Employer Group on behalf of the participant for an amount equal to 5% of the participant's compensation.
Plan participants may select from a number of investment alternatives for their contributions. Investment choices include various mutual funds, self-directed brokerage accounts, whereby a participant may elect to invest in a variety of investment options, and the Bunge Fund (subject to certain limits). The Bunge Fund pools a participant’s money with that of other employees to buy shares of Bunge Global SA as well as short-term investments designed to allow participants to buy or sell without the usual trade settlement period for individual stock transactions. The value of the participant investment in the Bunge Fund will vary depending on the performance of Bunge Global SA, the overall stock market, and the performance and amount of short-term investments held by the Bunge Fund, less any expenses accrued against the Bunge Fund. All dividends and interest earned in the Bunge Fund are reinvested in the Bunge Fund. A participant’s ownership in the Bunge Fund is measured in units of the Bunge Fund instead of shares.
Employer Group matching and fixed contributions are allocated to participants based upon the current contribution allocation among investment alternatives elected by the individual participant. Thereafter, employee and employer contributions may be reallocated by the participant among all investment alternatives. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
The Plan permits participants to make qualified rollover contributions, as defined by the Plan document and the IRC. For the year ended December 31, 2025, the Plan received $20,849,907 in rollover contributions from participants of the Plan that were former participants of a terminated U.S. defined benefit pension plan sponsored by the Company.
Vesting
Participants are vested immediately in their contributions and the Employer Group's matching contributions plus actual earnings thereon. Vesting in the Employer Group's 5% fixed contribution portion of their account is based on years of continuous services and participants are 100% vested after two years of credited service.
In June 2025, Bunge Global SA completed the sale of its corn milling business in North America. Following the sale, assets of affected participants were fully vested.
Nonvested forfeited accounts can be used to reduce future employer contributions or pay plan expenses. During the years ended December 31, 2025 and 2024, employer contributions were reduced by $465,718 and $187,410, respectively, and nonvested forfeited accounts remaining in Net Assets Available for Benefits as of December 31, 2025 and 2024 were $421,708 and $354,670, respectively.
Withdrawals
A participant may withdraw all or any portion of their after-tax contribution account or rollover contribution account, including earnings, at any time and, in certain circumstances, vested pre-January 1, 2004 Employer Group contributions plus earnings. Vested Employer Group contributions plus earnings may only be withdrawn after all participant after-tax contributions plus earnings have been withdrawn. Participants may not withdraw pre-tax and Roth after-tax contributions except as provided for hardship withdrawals or age 59½ withdrawals permitted by the Plan. Following normal retirement or termination of employment, participants may withdraw their entire account balances in a lump sum or any other form of payment allowed by the Plan prior to April 1 following the calendar year in which the participant attains age 73. Participants with account balances less than or equal to $7,000 upon retirement or termination must withdraw their entire account balances in a lump sum or any other form of payment allowed by the Plan on the date the participant terminates employment. Withdrawals by participants are recorded upon distribution.